Investments in associates - Amounts recognised in the balance sheet and income statement (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Balance sheet	$ 121	$ 7		$ 121	$ 7
Reversal of impairment charge and share of results of associates				113	(10)	$ (30)
Associates
Disclosure of associates [line items]
Reversal of impairment of interest in associate				109
Balance sheet	$ 121	$ 7	$ 16	121	7	16
Income statement gain/(loss)				4	(10)	(30)
Bioventus, Inc.
Disclosure of associates [line items]
Percentage of associate held	26.60%	27.13%	27.96%
Impairment loss (reversal of impairment loss) recognised in profit or loss				(109)	10	30	$ 109
Reversal of impairment of interest in associate				$ 109	0	0
Market share price	$ 7.44			$ 7.44
Balance sheet	$ 119	$ 6		$ 119	6
Income statement gain/(loss)				5	$ (10)	$ (30)
Reversal of impairment charge and share of results of associates				$ 113